Document and Entity Document	May 05, 2022
Entity Central Index Key	0000821130
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	UNITED STATES CELLULAR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09712
Entity Tax Identification Number	62-1147325
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	(773)
Local Phone Number	399-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.25% 2069 Senior Notes
Title of 12(b) Security	6.25% Senior Notes due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.5% 2070 Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE
5.5% 2070 Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZF
Security Exchange Name	NYSE